Label	Element	Value
TIAA-CREF Lifecycle Index 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

Lifecycle Index 2020 Fund

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

     The Fund expects to allocate approximately 59.60% of its assets to equity Underlying Funds and 40.40% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2014, which will change over time, are approximately as follows: U.S. Equity: 41.72%; International Equity: 17.88%; Fixed-Income: 36.80%; and Inflation-Protected Assets: 3.60%.

     The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

     Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

     The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of May 31, 2013, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds		Allocation

EQUITY	61.77%	U.S. Equity	46.87%	•	Equity Index Fund	46.87%

		International Equity	14.90%	•	International Equity Index Fund	11.27%
				•	Emerging Markets Equity Index Fund	3.63%

FIXED-INCOME	38.23%	Fixed-Income	35.15%	•	Bond Index Fund	35.15%

		Inflation-Protected Assets	3.08%	•	Inflation-Linked Bond Fund	3.08%

Total	100.00%		100.00%			100.00%

     The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds
Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	63.00	27.00	10.00	-
40	63.00	27.00	10.00	-
35	63.00	27.00	10.00	-
30	63.00	27.00	10.00	-
25	63.00	27.00	10.00	-
20	57.40	24.60	18.00	-
15	51.80	22.20	26.00	-
10	46.20	19.80	32.00	2.00
5	40.60	17.40	38.00	4.00
0	35.00	15.00	44.00	6.00
-5	31.50	13.50	47.00	8.00
-10	28.00	12.00	50.00	10.00
-15	28.00	12.00	50.00	10.00
-20	28.00	12.00	50.00	10.00
-25	28.00	12.00	50.00	10.00
-30	28.00	12.00	50.00	10.00

     The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

     Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle Index 2020 Fund